Nature of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of Business and Basis of Presentation

1. Nature of Business and Basis of Presentation

Orchard Therapeutics plc (the “Company”), a commercial-stage fully-integrated biopharmaceutical company dedicated to transforming the lives of patients with serious and life- threatening rare diseases through autologous ex vivo gene therapies. The Company’s gene therapy approach seeks to transform a patient’s own, or autologous, hematopoietic stem cells (HSCs) into a gene-modified drug product to treat the patient’s disease through a single administration. The Company has acquired and developed a portfolio of autologous ex vivo gene therapies focused on three franchises in which it accumulates expertise, including primary immune deficiencies, inherited metabolic disorders and hemoglobinopathies. The Company’s programs include Strimvelis, the first autologous ex vivo gene therapy approved by the EMA for ADA-SCID, three clinical programs in advanced registrational studies in metachromatic leukodystrophy (“MLD”), Wiskott–Aldrich syndrome (“WAS”) and adenosine deaminase severe combined immunodeficiency (“ADA-SCID”), other clinical programs in X-linked chronic granulomatous disease (“X-CGD”) and transfusion-dependent beta-thalassemia (“TDBT”), as well as an extensive preclinical pipeline.

The Company is a public limited company incorporated pursuant to the laws of England and Wales. Orchard Therapeutics plc (formerly Orchard Rx Limited) was originally incorporated under the laws of England and Wales in August 2018 to become a holding company for Orchard Therapeutics Limited. Orchard Therapeutics Limited was originally incorporated under the laws of England and Wales in September 2015 as Newincco 1387 Limited and subsequently changed its name to Orchard Therapeutics Limited in November 2015.

Pursuant to the corporate reorganization, all the interests in Orchard Therapeutics Limited were exchanged for the same number and class of newly issued shares of Orchard Rx Limited and, as a result, Orchard Therapeutics Limited became a wholly owned subsidiary of Orchard Rx Limited. On October 29, 2018, Orchard Rx Limited re-registered as a public limited company and changed its name to Orchard Therapeutics plc and Orchard Therapeutics Limited changed its name to Orchard Therapeutics (Europe) Limited.

On November 1, 2018, our different classes of preferred shares and our ordinary shares were consolidated on a one-for-0.8003 basis. Following the share consolidation, each share was re-designated as an ordinary share on a one-for-one basis. Accordingly, all share and per share amounts for all periods presented in the consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the reverse stock split.

On November 2, 2018, the Company closed its initial public offering (IPO) of American Depositary Shares (“ADS”) in which the Company sold an aggregate of 16,103,572 ADSs representing the same number of ordinary shares at a public offering price of $14.00 per ADS. Net proceeds were $205.5 million, after deducting underwriting discounts and commissions of $15.8 million and offering expenses of $4.2 million paid by the Company. As part of the corporate reorganization as described above, each ordinary share with a nominal value of £0.00001 was redenominated as an ordinary share with a nominal value of £0.10. Accordingly, equity accounts for all periods presented in the consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the effects of the redenomination of our ordinary shares.

Orchard Therapeutics plc is a continuation of Orchard Therapeutics Limited and its subsidiaries, and the corporate reorganization has been accounted for as a combination of entities under common control. The corporate reorganization has been given retrospective effect in these financial statements and such financial statements represent the financial statements of Orchard Therapeutics Limited for all periods prior to the corporate reorganization. In connection with the corporate reorganization, outstanding share option awards of Orchard Therapeutics Limited were exchanged for share awards and option grants of Orchard Therapeutics plc with identical restrictions.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry. There can be no assurance that the Company’s research and development will be successfully completed, that adequate protection for the Company’s technology will be obtained, that any products developed will obtain necessary government regulatory approval or that any products, if approved, will be commercially viable. The Company operates in an environment of rapid technological innovation and substantial competition from pharmaceutical and biotechnological companies. In addition, the Company is dependent upon the services of its employees, consultants and service providers. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

Through December 31, 2018, the Company funded its operations primarily with proceeds from the sale of convertible preferred shares and ADSs in the IPO. The Company has incurred recurring losses since its inception, including net losses of $230.5 million, $39.7 million, and $19.1 for the years ended December 31, 2018, 2017, and 2016, respectively. As of December 31, 2018, the Company had an accumulated deficit of $290.2 million. The Company expects to continue to generate operating losses for the foreseeable future. The viability of the Company is dependent on its ability to raise additional capital to finance its operations. If the Company is unable to obtain funding, the Company will be forced to delay, reduce or eliminate some or all of its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects, or the Company may be unable to continue operations. Although management continues to pursue these plans, there is no assurance that the Company will be successful in obtaining sufficient funding on terms acceptable to the Company to fund continuing operations, if at all. The Company expects that its cash on hand as of December 31, 2018 of $335.8 million, will be sufficient to fund its operations and capital expenditure requirements through at least the next twelve months.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts of the Company and its wholly owned subsidiaries, Orchard Therapeutics (Europe) Limited, Orchard Therapeutics North America, and Orchard Therapeutics (Netherlands) B.V., after elimination of all intercompany accounts and transactions.

Research and development tax credit receivable as of December 31, 2017 previously included in prepaid and other current assets has been presented as a separate line item on the consolidated balance sheet to conform to current period presentation.